Fair Value Measurements (Details) $ in Thousands			9 Months Ended
		May 02, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	[1]	Mar. 13, 2025
Fair Value Measurements [Line Items]
Proceeds from issuance of common stock and warrants under PIPE financing, net (in Dollars)			$ 190,077
$75M PIPE [Member]
Fair Value Measurements [Line Items]
Proceeds from issuance of common stock and warrants under PIPE financing, net (in Dollars)		$ 75,000
Exercise Price [Member] | Valuation of the Warrant Liability [Member] | Level 3 [Member]
Fair Value Measurements [Line Items]
Warrants, measurement input	[2]		7			12
Share Price [Member] | Valuation of the Warrant Liability [Member] | Level 3 [Member]
Fair Value Measurements [Line Items]
Warrants, measurement input			17.19			10.79
Share Price [Member] | PIPE Common Stock Warrant Liability [Member] | Level 3 [Member]
Fair Value Measurements [Line Items]
Warrants, measurement input		10.31

[1]	Recast
[2]	On May 2, 2025, the exercise price of this warrant was reset from $12.00 to $7.00.